Supplement to the June 16, 1997 Prospectus, as supplemented, for the following products:

                          New York Spinnaker Plus
                            New York Spinnaker

                     Supplement dated October 1, 2010


   Effective November 1, 2010, the address for First Symetra National Life
              Insurance Company of New York will be changed.

 The following disclosure is added to the prospectus and all references in the prospectus to home office and Annuity Service Office are replaced with the following:

Our home office is located at:

First Symetra National Life
Insurance Company of New York
260 Madison Avenue
8th Floor
New York, NY 10016

If you need more information and for general correspondence, please contact us at our "Annuity Service Office":

First Symetra National Life
Insurance Company of New York
PO Box 3882
Seattle, WA 98124

For Overnight Mail:

First Symetra National Life
Insurance Company of New York
777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

By Phone:
1-800-796-3872

On the Internet:
http://www.Symetra.com/ny